Share capital (Tables) - Veraxa Biotech A G [Member]	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Schedule of carry voting rights

	December 31, 2025		December 31, 2024
Share capital balance as of beginning of year	₣	14,182,189	₣	13,409,213
Changes in the reporting year		568,878		772,976
Share capital balance as of year end	₣	14,751,067	₣	14,182,189

Schedule of foreign currency translation reserves

	December 31, 2025	December 31, 2024
Remaining authorized share capital
Capital band (Article 3b)	4,115,039	4,683,918
Conditional share capital (Article 3a)	7,000,000	7,000,000